UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—154.7%
		Alabama—11.0%
		Birmingham Spl. Care Facs. Fing. Auth.,
		Hlth., Hosp. & Nursing Home RB,
		Ascension Hlth. Proj.,
$755		Ser. C-2, 5.00%, 11/15/36	$759,908
540		Ser. C-2, 5.00%, 11/15/39	542,959
3,000		Courtland Indl. Dev. Brd., Rec. Recovery
		RB, Champion Intl. Corp. Proj., Ser. A,
		6.70%, 11/01/29, AMT	3,113,040
7,000		Pub. Sch. & Coll. Auth., Sch. Impvts. Misc.
		Tax RB, Ser. C, 5.75%, 7/01/18	7,338,870
			11,754,777
		Arizona—0.8%
		San Luis Fac. Dev. Corp., Correctional Fac.
		Impvts. Misc. RB, Regl. Detention Ctr.
		Proj.,
210		6.25%, 5/01/15	209,072
210		7.00%, 5/01/20	208,234
420		7.25%, 5/01/27	419,000
			836,306
		California—14.1%
		Cnty. Tobacco Sec. Agcy., Tobacco
		Settlement Funded RB,
585		Ser. B, Zero Coupon, 6/01/46	43,237
3,095		Ser. C, Zero Coupon, 6/01/55	105,694
3,955		Stanislaus Cnty. Proj., Ser. D, Zero
		Coupon, 6/01/55	103,937
950		Golden St. Tobacco Sec. Corp., Misc. RB,
		Ser. A-1, 5.125%, 6/01/47	817,067
1,950		Misc. Taxes GO, 5.00%, 6/01/32	1,988,240
5,000		Pub. Impvts. Ad Valorem Ppty. Tax GO,
		5.00%, 3/01/33, CIFG	5,149,800
1,835		Univ. of California, Univ. & Coll. Impvts.
		RB, Ser. B, 4.75%, 5/15/38	1,831,954
5,000		West Valley-Mission Cmnty. Coll. Dist.,
		Univ. & Coll. Impvts. Ad Valorem Ppty.
		Tax GO, 4.75%, 8/01/30, FSA	5,064,550
			15,104,479
		Colorado—3.3%
445		City of Colorado Springs, Mult. Util.
		Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	456,027
10,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy.
		Impvt. Tolls RB, Ser. B, Zero Coupon,
		6/15/30, FSA	2,668,400
440		Pk. Creek Met. Dist., Ppty. Tax Misc. RB,
		5.50%, 12/01/37	449,597
			3,574,024
		Connecticut—7.0%
		Mashantucket Western Pequot Tribe,
1,500	[1]	Casino RB, Ser. A, 5.50%, 9/01/28	1,502,025
6,000	[1]	Recreational RB, Ser. B, 5.75%, 9/01/27	6,037,620
			7,539,645
		Florida—14.7%
1,700		Arborwood Cmnty. Dev. Dist., Pub. Impvts.
		SA, Master Infrastructure Proj., Ser. B,
		5.10%, 5/01/14	1,608,761
5,265		Cnty. of Orange, Sales Tax RB, 4.75%,
		10/01/32, XLCA	5,215,509
1,050		Halifax Hosp. Med. Ctr., Hlth., Hosp. &
		Nursing Home RB, Ser. A, 5.00%,
		6/01/38	1,006,425

Principal
Amount
(000)		Description	Value
		Florida— (cont'd)
$3,300		Hillsborough Cnty. Indl. Dev. Auth. RB,
		Nat. Gypsum Proj., Ser. A, 7.125%,
		4/01/30, AMT	$3,463,482
715		Jacksonville Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Baptist
		Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	711,661
2,045		Miami Beach Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	2,257,291
1,605		Sumter Landing Cmnty. Dev. Dist.,
		Retirement Facs. Misc. RB, Ser. B,
		5.70%, 10/01/38	1,505,506
			15,768,635
		Illinois—11.6%
850	[1,2]	Centerpoint Intermodal Ctr. Prog. Trust TA,
		Ser. A, 8.00%, 6/15/23	850,739
1,415		Chicago Hsg. Auth., Local or Gtd. Hsg. RB,
		5.00%, 7/01/24, FSA	1,470,850
5,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
		Northwestern Univ. Proj., 5.00%,
		12/01/33	5,117,200
		Fin. Auth.,
295		Hlth., Hosp. & Nursing Home RB,
		Friendship Vlg. Schaumburg Proj., Ser. A,
		5.625%, 2/15/37	279,011
1,450	[2]	Hlth., Hosp. & Nursing Home RB,
		Riverside Hlth. Sys. Proj., 6.25%,
		11/15/29, RAA	1,450,000
375		Univ. & Coll. Impvts. RB, MJH Ed. Asst.
		LLC Proj., Ser. A, 5.125%, 6/01/35	330,930
300		Univ. & Coll. Impvts. RB, MJH Ed. Asst.
		LLC Proj., Ser. B, 5.375%, 6/01/35	256,890
1,740		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB,
		4.50%, 2/01/35, FGIC	1,684,042
1,000		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax
		GO, Ser. A, 4.75%, 1/01/38, MBIA	996,740
			12,436,402
		Indiana—1.2%
1,325		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts.
		RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%,
		1/01/32, AMBAC	1,286,800
		Kentucky—7.2%
17,780		Econ. Dev. Fin. Auth., Hlth., Hosp. &
		Nursing Home RB, Norton Healthcare,
		Inc. Proj., Ser. B, Zero Coupon, 10/01/24,
		MBIA	7,714,386
		Louisiana—3.7%
2,500		Louisiana, Hwy. Impvts. Sales Tax RB, Ser.
		A, 5.00%, 5/01/35, FGIC	2,568,200
1,314		Saint Tammany Parish Fin. Auth., Local
		Sngl. Fam. Hsg. RB, Ser. A, 5.25%,
		12/01/39	1,366,604
			3,934,804
		Maryland—2.2%
2,500		Cmnty. Dev. Admin., St. Sngl. Fam. Hsg.
		RB, Ser. A, 4.70%, 9/01/37, AMT	2,343,625
		Massachusetts—1.9%
1,980		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%,
		8/01/41	2,029,658

 BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Michigan—2.6%
		Hosp. Fin. Auth.,
$2,000	[3]	Hlth., Hosp. & Nursing Home Impvts.
		RB, Mercy Hlth. Svcs. Proj., 5.75%,
		8/15/09, MBIA	$2,099,120
730		Hlth., Hosp. & Nursing Home RB, Henry
		Ford Hlth. Sys. Proj., Ser. A, 5.25%,
		11/15/46	741,490
			2,840,610
		Missouri—6.3%
2,000	[3]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Saint Anthony's Med.
		Ctr. Proj., 6.125%, 12/01/10	2,168,600
2,250		Hsg. Dev. Comm., Local or Gtd. Hsg. RB,
		Ser. B1, 5.05%, 3/01/38, AMT	2,261,655
2,385		Joint Mun. Elec. Util. Comm., Elec., Pwr. &
		Lt. Impvts. RB, Plum Point Proj., 4.60%,
		1/01/36, MBIA	2,342,261
			6,772,516
		Multi-State—5.9%
2,000	[1,4]	Charter Mac Equity Issuer Trust, Ser. B,
		7.60%, 11/30/50	2,169,580
4,000	[1]	MuniMae TE Bd. Subsidiary LLC, Ser. A,
		6.875%, 6/30/49	4,165,880
			6,335,460
		Nebraska—1.1%
1,205		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt.
		Impvts. RB, Ser. A, 4.75%, 2/01/44	1,192,564
		Nevada—0.9%
905		Cnty. of Clark, Private Schs. RB, Alexander
		Dawson Sch. Rainbow Proj., 5.00%,
		5/15/29	920,819
		New Jersey—0.6%
645		Middlesex Cnty. Impvt. Auth., Pub. Impvts.
		Hotel Occupancy Tax RB, Heldrich
		Associates LLC Proj., Ser. B, 6.25%,
		1/01/37	641,917
		New York—8.6%
315	[5]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease
		Approp. RB, New Covenant Charter Sch.
		Proj., Ser. A, 7.00%, 5/01/35	263,328
1,960		City of New York, Pub. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. I-1, 5.00%,
		4/01/25	2,027,228
1,775		Liberty Dev. Corp., Indl. Impvts. Misc. RB,
		Goldman Sachs Grp., Inc. Proj., 5.25%,
		10/01/35	1,891,635
4,395	[2]	New York City Indl. Dev. Agcy., Port, Arpt.
		& Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31,
		AMT	5,018,782
			9,200,973
		North Carolina—1.7%
1,825		Med. Care Comm., Hlth., Hosp. & Nursing
		Home RB, Novant Hlth., Inc. Proj.,
		5.00%, 11/01/39	1,838,980
		Ohio—5.9%
6,265		Air Qual. Dev. Auth., Rec. Recovery RB,
		Dayton Pwr. & Lt. Co. Proj., 4.80%,
		1/01/34, FGIC	6,280,663
		Oklahoma—2.1%
905		Dev. Fin. Auth., Hlth., Hosp. & Nursing
		Home RB, Saint John Hlth. Sys., Inc.
		Proj., 5.00%, 2/15/42	904,946

Principal
Amount
(000)		Description	Value
		Oklahoma— (cont'd)
$1,225	[2]	Tulsa Mun. Arpt. Trust, Port, Arpt. &
		Marina Impvts. RB, AMR Corp. Proj.,
		Ser. A, 7.75%, 6/01/35, AMT	$1,361,538
			2,266,484
		Pennsylvania—6.9%
		Econ. Dev. Fing. Auth.,
2,745	[2]	Elec., Pwr. & Lt. Impvts. RB, Reliant
		Energy, Inc. Proj., Ser. A, 6.75%,
		12/01/36, AMT	2,982,580
1,000		Rec. Recovery Impvts. RB, Colver Proj.,
		Ser. G, 5.125%, 12/01/15, AMT	993,010
700		Trans. Impvts. Lease Renewal RB,
		Amtrak Proj., Ser. A, 6.125%, 11/01/21,
		AMT	729,778
1,000		Trans. Impvts. Lease Renewal RB,
		Amtrak Proj., Ser. A, 6.25%, 11/01/31,
		AMT	1,034,100
1,000		Trans. Impvts. Lease Renewal RB,
		Amtrak Proj., Ser. A, 6.50%, 11/01/16,
		AMT	1,060,460
420		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser.
		97A, 4.60%, 10/01/27, AMT	397,891
205		Washington Cnty. Auth., Misc. RB, Cap.
		Fdg. & Equip. Proj., 6.15%, 12/01/29,
		AMBAC	206,017
			7,403,836
		Puerto Rico—2.6%
1,225		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser.
		UU, 5.00%, 7/01/22, FSA	1,307,773
1,355		Hwy. & Transp. Auth., Hwy. Impvts. Tolls
		RB, Ser. N, 5.25%, 7/01/34	1,494,118
			2,801,891
		South Carolina—3.6%
910		Hlth. & Edl. Fac. Auth., Hlth., Hosp. &
		Nursing Home RB, Sanford Hlth. Proj.,
		5.00%, 11/01/40	912,639
2,500	[3]	Jobs-Econ. Dev. Auth., Hlth., Hosp. &
		Nursing Home RB, Palmetto Hlth. Proj.,
		Ser. C, 7.00%, 8/01/13	2,924,927
			3,837,566
		Tennessee—3.6%
2,000		Memphis-Shelby Cnty. Arpt. Auth., Port,
		Arpt. & Marina Impvts. RB, Ser. D,
		6.00%, 3/01/24, AMBAC, AMT	2,099,720
1,750		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd.,
		Hlth., Hosp. & Nursing Home Impvts.
		RB, Saint Jude Children's Research Hosp.
		Proj., 5.00%, 7/01/31	1,772,155
			3,871,875
		Texas—14.0%
4,750		Harris Cnty.-Houston Sports Auth., Hotel
		Occupancy Tax RB, Ser. A, Zero Coupon,
		11/15/38, MBIA	896,230
4,060		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, 5.00%, 2/15/34,
		PSF	4,148,711
1,500		Lower Colorado River Auth., Misc. RB, Ser.
		A, 5.50%, 5/15/21, AMBAC	1,556,880
295		Montgomery Cnty. Mun. Util. Dist. No. 46,
		Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	296,286
1,000		Pearland, Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/29, FGIC	1,006,870

 BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Texas— (cont'd)
$1,095		San Antonio Energy Acquisition Pub. Fac.
		Corp., Natural Gas Util. Impvts. RB,
		5.50%, 8/01/24	$1,154,196
500		Texas, Wtr. Util. Impvts. GO, Wtr. Fin.
		Asst. Proj., 5.75%, 8/01/22	525,175
		Tpke. Auth.,
1,450		Hwy. & Tolls Impvts. RB, Ser. A, 5.00%,
		8/15/42, AMBAC	1,470,590
15,000		Hwy. & Tolls Impvts. RB, Zero Coupon,
		8/15/31, AMBAC	3,973,650
			15,028,588
		Virginia—1.9%
1,000		Henrico Cnty. Econ. Dev. Auth., Econ. Dev.
		RB, Westminster-Canterbury Mgmt. Proj.,
		5.00%, 10/01/27	965,660
1,270		Tobacco Settlement Fing. Corp., Tobacco
		Settlement Funded RB, Ser. B1, 5.00%,
		6/01/47	1,071,842
			2,037,502
		Washington—2.0%
620		Cnty. of King, Swr. RB, 5.00%, 1/01/36,
		FSA	637,695
1,520		Hlth. Care Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Providence Hlth. Sys.
		Proj., Ser. A, 4.625%, 10/01/34, FGIC	1,471,025
			2,108,720
		Wisconsin—5.7%
		Hlth. & Edl. Facs. Auth.,
4,665		Hlth., Hosp. & Nursing Home Impvts.
		RB, Ascension Hlth. Proj., 5.00%,
		11/15/31	4,719,301
1,375		Hlth., Hosp. & Nursing Home RB,
		Franciscan Sisters Healthcare Proj.,
		5.00%, 9/01/26	1,340,460
			6,059,761
		Total Long-Term Investments
		(cost $161,096,552)	165,764,266
Shares
(000)
		MONEY MARKET FUND—1.5%
1,600	[6,7]	Merrill Lynch Institutional Tax-Exempt
		Fund, 3.67% (cost $1,600,000)	1,600,000
Total Investments—156.2% (cost $162,696,5528)			$167,364,266
Other assets in excess of liabilities—1.7%			1,823,000
Preferred shares at redemption value, including dividends
payable—(57.9)%			(62,027,520)
Net Assets Applicable to Common Shareholders—100%			$107,159,746

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 13.7% of its net assets, with a current market value of $14,725,844, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt multi-family housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to their respective stated maturity, and is subject to mandatory redemption at maturity.

[5]	Illiquid security, As of September 30, 2007, the Trust held 0.2% of its net assets, with a current market value of $263,328, in these securities.
[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of September 30, 2007.

[8]

Cost for federal income tax purposes is $162,691,112. The net unrealized appreciation on a tax basis is $4,673,154, consisting of $6,537,514 gross unrealized appreciation and $1,864,360 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
CIFG	— CDC IXIS Financial Guaranty
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
PSF	— Public School Fund Guaranteed
RAA	— Radian Asset Assurance
RB	— Revenue Bond
SA	— Special Assessment
TA	— Tax Allocation
XLCA	— XL Capital Assurance

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Strategic Municipal Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Trust

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Trust

Date: November 20, 2007